Quarterly Report
September 30, 2022
MFS®  Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
MIS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Apparel Manufacturers – 3.2%
Adidas AG	53,281	$6,183,292
LVMH Moet Hennessy Louis Vuitton SE	12,671	7,448,458
NIKE, Inc., “B”	156,695	13,024,488
		$26,656,238
Automotive – 1.4%
Aptiv PLC (a)	143,172	$11,197,482
Brokerage & Asset Managers – 2.7%
Blackstone, Inc.	45,106	$3,775,372
Charles Schwab Corp.	250,340	17,991,936
		$21,767,308
Business Services – 10.1%
Accenture PLC, “A”	113,029	$29,082,361
Cognizant Technology Solutions Corp., “A”	96,086	5,519,180
Equifax, Inc.	72,926	12,501,704
Fidelity National Information Services, Inc.	140,272	10,600,355
Fiserv, Inc. (a)	211,382	19,779,014
Verisk Analytics, Inc., “A”	30,064	5,126,814
		$82,609,428
Cable TV – 0.3%
Charter Communications, Inc., “A” (a)	6,938	$2,104,642
Computer Software – 13.7%
Adobe Systems, Inc. (a)	32,638	$8,981,978
Black Knight, Inc. (a)	172,032	11,135,631
Microsoft Corp.	396,798	92,414,254
		$112,531,863
Computer Software - Systems – 5.6%
Apple, Inc.	335,238	$46,329,892
Construction – 2.3%
Otis Worldwide Corp.	148,225	$9,456,755
Sherwin-Williams Co.	46,399	9,500,195
		$18,956,950
Consumer Products – 3.6%
Church & Dwight Co., Inc.	236,009	$16,860,483
Colgate-Palmolive Co.	118,948	8,356,097
Estee Lauder Cos., Inc., “A”	19,935	4,303,966
		$29,520,546
Electrical Equipment – 5.8%
Amphenol Corp., “A”	298,408	$19,981,400
Fortive Corp.	275,591	16,066,955
TE Connectivity Ltd.	107,773	11,893,828
		$47,942,183

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.0%
Analog Devices, Inc.	66,006	$9,197,276
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	86,330	5,918,785
Texas Instruments, Inc.	60,248	9,325,185
		$24,441,246
Food & Beverages – 3.1%
McCormick & Co., Inc.	177,723	$12,666,318
PepsiCo, Inc.	80,750	13,183,245
		$25,849,563
Health Maintenance Organizations – 0.7%
Cigna Corp.	21,582	$5,988,358
Insurance – 3.8%
Aon PLC	77,289	$20,703,404
Marsh & McLennan Cos., Inc.	68,761	10,265,330
		$30,968,734
Internet – 9.1%
Alphabet, Inc., “A” (a)	635,177	$60,754,680
Gartner, Inc. (a)	21,769	6,023,265
Tencent Holdings Ltd.	244,300	8,250,499
		$75,028,444
Leisure & Toys – 2.4%
Electronic Arts, Inc.	168,322	$19,476,539
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	90,823	$16,691,451
Medical Equipment – 12.2%
Abbott Laboratories	82,018	$7,936,062
Agilent Technologies, Inc.	91,870	11,166,798
Becton, Dickinson and Co.	68,567	15,278,785
Boston Scientific Corp. (a)	446,558	17,295,191
Danaher Corp.	45,589	11,775,183
STERIS PLC	70,651	11,747,848
Stryker Corp.	39,492	7,998,710
Thermo Fisher Scientific, Inc.	33,916	17,201,856
		$100,400,433
Other Banks & Diversified Financials – 5.8%
Mastercard, Inc., “A”	31,943	$9,082,673
Moody's Corp.	43,297	10,525,934
Visa, Inc., “A”	156,379	27,780,729
		$47,389,336
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	170,429	$11,371,023
Restaurants – 1.6%
Starbucks Corp.	155,946	$13,140,010
Specialty Stores – 3.0%
Ross Stores, Inc.	185,681	$15,647,338
TJX Cos., Inc.	149,307	9,274,951
		$24,922,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT	60,840	$13,062,348
Utilities - Electric Power – 1.0%
Xcel Energy, Inc.	131,438	$8,412,032
Total Common Stocks		$816,758,338
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.64% (v)	5,293,665	$5,294,194

Other Assets, Less Liabilities – (0.0)%		(123,989)
Net Assets – 100.0%		$821,928,543
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,294,194 and $816,758,338, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$777,586,281	$—	$—	$777,586,281
Canada	11,371,023	—	—	11,371,023
China	—	8,250,499	—	8,250,499
France	—	7,448,458	—	7,448,458
Germany	—	6,183,292	—	6,183,292
Taiwan	5,918,785	—	—	5,918,785
Mutual Funds	5,294,194	—	—	5,294,194
Total	$800,170,283	$21,882,249	$—	$822,052,532
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,764,975	$97,223,302	$96,694,185	$(227)	$329	$5,294,194
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,356	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.